UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [X];   Amendment Number: 3
     This Amendment (Check only one.)	[ ] is a restatement.
				     	[X] adds new holding entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2011 WITH AMENDMENTS ON FEBRUARY 17, 2012 AND MAY 18, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name: 		Alyeska Investment Group, L.P.

Address:  	77 West Wacker Drive
		7th Floor
		Chicago, IL 60601


Form 13F File Number:    028-13284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Bragg
Title:	CFO
Phone:	(312) 899-7902

Signature, Place, and Date of Signing:

/s/ Jason Bragg			Chicago, IL		August 15, 2012
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

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Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		1

List of 13(f) Securities used for this report: 	Third quarter 2011

Form 13F Information Table Entry Total:  	2

Form 13F Information Table Value Total:  	$164,911
						(thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
---  	-------------------- 	----
1	028-13417		Alyeska Master Fund, L.P.

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
							FORM 13F INFORMATION TABLE


Column 				Column 		Column 		Column 			Column 			Column	Column	Column
1				2		3		4			5			6	7	8
-------------------		---------	---------	-------		---------------------------	------	-------	-------------
NAME				TITLE						SH
OF				OF				VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG
ISSUER				CLS		CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGR	AUTHORITY
-------------------		---------	---------	-------		------		------	----	------	------	---------


GOODRICH CORP			COM		382388106	$62,754		520,000		SH		SOLE	1	520,000
MOTOROLA MOBILITY HLDGS INC	COM		620097105	$102,157	2,704,000	SH		SOLE	1	2,704,000

